Other disclosures - Risk Management and Principal Risks - Functional currency of the operations (audited) (Details) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Foreign exchange risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	£ 34,044,000,000	£ 33,287,000,000
Borrowings which hedge net investments	(12,325,000,000)	(12,559,000,000)
Derivatives which hedge the net investments	(2,968,000,000)	(2,140,000,000)
Structural currency exposures pre-economic hedges	18,751,000,000	18,588,000,000
Economic hedges	(6,973,000,000)	(8,280,000,000)
Remaining structural currency exposures	11,778,000,000	10,308,000,000
USD foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	28,857	27,848,000,000
Borrowings which hedge net investments	(12,322)	(12,404,000,000)
Derivatives which hedge the net investments	(2,931)	(540,000,000)
Structural currency exposures pre-economic hedges	13,604	14,904,000,000
Economic hedges	(4,827)	(6,153,000,000)
Remaining structural currency exposures	8,777	8,751,000,000
EUR foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	2,672	2,489,000,000
Borrowings which hedge net investments	(3)	(3,000,000)
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	2,669	2,486,000,000
Economic hedges	(2,146)	(2,127,000,000)
Remaining structural currency exposures	523	359,000,000
ZAR foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	5	8,000,000
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	0	0
Structural currency exposures pre-economic hedges	5	8,000,000
Economic hedges	0	0
Remaining structural currency exposures	5	8,000,000
JPY foreign operations
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	489	467,000,000
Borrowings which hedge net investments	0	(152,000,000)
Derivatives which hedge the net investments	0	(301,000,000)
Structural currency exposures pre-economic hedges	489	14,000,000
Economic hedges	0	0
Remaining structural currency exposures	489	14,000,000
Other [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments, hedged item	2,021	2,475,000,000
Borrowings which hedge net investments	0	0
Derivatives which hedge the net investments	(37)	(1,299,000,000)
Structural currency exposures pre-economic hedges	1,984	1,176,000,000
Economic hedges	0	0
Remaining structural currency exposures	£ 1,984	£ 1,176,000,000